As filed with the Securities and Exchange Commission on March 17, 1999
                                                      Registration No. 333-70901


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.___


                            INVESCO BOND FUNDS, INC.
                     (formerly, INVESCO Income Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Susan M. Casey, Esq.
                          Judith A. Caesar-Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

        Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Title of securities being registered: Common stock, par value $0.01 per share.

        No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


        THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                            INVESCO BOND FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

INVESCO BOND FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                                   Prospectus/Proxy
and Caption                                       Statement Caption

1.  Beginning of Registration Statement and       Cover Page
    Outside Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover Page of      Table of Contents
    Prospectus

3.  Synopsis Information and Risk Factors         Synopsis;     Comparison    of
                                                  Principal Risk Factors

4.  Information About the Transaction             Synopsis;     The     Proposed
                                                  Transaction

5.  Information About the Registrant              Synopsis;     Comparison    of
                                                  Principal     Risk    Factors;
                                                  Miscellaneous;  See also,  the
                                                  Prospectus  for INVESCO Select
                                                  Income Fund,  dated January 1,
                                                  1999,   previously   filed  on
                                                  EDGAR,     Accession    Number
                                                  0000201815-99-000001

6.  Information  About  the  Company  Being       Synopsis;     Comparison    of
    Acquired                                      Principal     Risk    Factors;
                                                  Miscellaneous;  See also,  the
                                                  Prospectus     for     INVESCO
                                                  Short-Term  Bond  Fund,  dated
                                                  January  1,  1999,  previously
                                                  filed  on   EDGAR,   Accession
                                                  Number 0000201815 -99-000001

7.  Voting Information                            Voting Information

8.  Interest of Certain Persons and Experts       Not Applicable

9.  Additional Information Required for           Not Applicable
    Re-offering by Persons Deemed to be
    Underwriters

Part B Item No.                                   Statement of Additional
and Caption                                       Information Caption
-----------                                       -------------------

10. Cover Page                                    Cover Page

11. Table of Contents                             Not Applicable

12. Additional Information About the Registrant   Statement    of     Additional
                                                  Information  of INVESCO Select
                                                  Income Fund,  dated January 1,
                                                  1999,   previously   filed  on
                                                  EDGAR,     Accession    Number
                                                  0000201815-99-000001.

13. Additional Information About the Company      Statement    of     Additional
    Being Acquired                                Information     of     INVESCO
                                                  Short-Term  Bond  Fund,  dated
                                                  January  1,  1999,  previously
                                                  filed  on   EDGAR,   Accession
                                                  Number 0000201815-99-000001.


14. Financial Statements                          Annual   Report   of   INVESCO
                                                  Select  Income Fund for Fiscal
                                                  Year Ended  August  31,  1998,
                                                  previously   filed  on  EDGAR,
                                                  Accession               Number
                                                  0000201815-98-000008;   Annual
                                                  Report of  INVESCO  Short-Term
                                                  Bond  Fund  for  Fiscal   Year
                                                  Ended    August   31,    1998,
                                                  previously   filed  on  EDGAR,
                                                  Accession  Number   0000201815
                                                  -98-000008.

Part C
------
        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            INVESCO BOND FUNDS, INC.


                                     PART A

                          INVESCO SHORT-TERM BOND FUND
                     (A SERIES OF INVESCO BOND FUNDS, INC.)



                                 March 23, 1999



Dear INVESCO Short-Term Bond Fund Shareholder:

        The attached proxy materials describe a proposal that INVESCO Short-Term Bond Fund ("Short-Term Bond Fund") reorganize and become part of INVESCO Select Income Fund ("Select Income Fund"). If the proposal is approved and implemented, each shareholder of Short-Term Bond Fund will automatically become a shareholder of Select Income Fund.


        The attached proxy materials also seek your approval to make certain changes in the fundamental investment restrictions of Short-Term Bond Fund (if the reorganization is not approved or cannot be completed for some other reason), to elect directors, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of Short-Term Bond Fund.

        YOUR BOARD RECOMMENDS A VOTE FOR ALL PROPOSALS. The Board believes that combining the two Funds will benefit Short-Term Bond Fund's shareholders by providing them with a portfolio that has an investment objective that is substantially similar to that of Short-Term Bond Fund, that has a similar investment strategy that, after taking into account fee waivers and expense reimbursements, will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are also being asked to approve certain changes to the fundamental investment restrictions of Short-Term Bond Fund that will update and streamline the Fund's restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds and the proposed changes in fundamental investment restrictions, as well as the other matters you are being asked to vote upon.

        YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Short-Term Bond Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet, or in person.

                                            Very truly yours,




                                            Mark H. Williamson
                                            President
                                            INVESCO Short-Term Bond Fund

[HEADLINE] WHAT YOU SHOULD KNOW ABOUT

THIS PROPOSED FUND MERGER

March 23, 1999

INVESCO AND THE FUND'S BOARD OF DIRECTORS ENCOURAGE YOU TO READ THE ENCLOSED PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A BRIEF OVERVIEW OF THE KEY ISSUE.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?


The main reason for the meeting is so that shareholders of INVESCO Short-Term Bond Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, INVESCO SHORT-TERM BOND FUND WILL MERGE with another, similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO


SELECT INCOME FUND.

Whether or not shareholders decide they wish to merge the Funds, there are other matters of business to be considered. So, no matter how you choose to vote on the proposed merger, please do review all of the other proposals and vote on them as well.


WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are two key potential advantages:

o By combining the Funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.

o These LOWER COSTS MAY LEAD TO STRONGER PERFORMANCE, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment goals of the Funds are similar. They both seek current income (paid monthly) from a diversified portfolio of debt obligations, including government, government agency, and corporate bonds. However, there are significant differences in investment strategy:

o SHORT-TERM BOND FUND invests in shorter-term debt obligations issued by the federal government, government agencies, and corporations maturing in three years or less.

o SELECT INCOME FUND, on the other hand, enjoys greater flexibility in pursuing higher income from government, government agency, and corporate bonds without fixed maturity levels. So Select Income may offer higher income levels, with only moderately more price volatility than a shorter-term fund.


WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing Date will be set for the reorganization. Shareholders will receive full and fractional shares of Select Income Fund equal in value to the shares of Short-Term Bond Fund that they owned on the Closing Date.

The net asset value per share of Select Income Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.


IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a transaction where you direct INVESCO to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of a reorganization. So you will not have reportable capital gains or losses due to the reorganization.

However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances - particularly regarding state and local taxes.


WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.


WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

The Board believes you should vote in favor of the reorganization. More important, though, the directors recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of Short-Term Bond Fund shares will be represented at this Fund's special shareholders meeting.


WHERE DO I GET MORE INFORMATION ABOUT INVESCO SELECT INCOME FUND?

o Please visit our Web  site  at  WWW.INVESCO.COM

o Or call  Investor  Services  toll-free  at 1-800-646-8372


[BACK COVER] YOU SHOULD KNOW WHAT INVESCO KNOWS

At INVESCO, we've built a global reputation on professional investment management. Some of the world's largest institutions and more than a million individuals rely on our knowledgeable investment specialists for effective management of their portfolios. INVESCO provides investors the perspective gained from more than 65 years of helping clients seek their financial goals.

The heart of INVESCO's business is to provide strong core mutual fund portfolios designed as solid foundations for our clients' investments. We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies you want to pursue -- both for your core investments as well as to meet special needs. And we offer award-winning service to help you better take advantage of our investment expertise. Call us to learn more about your choices at INVESCO.

                          INVESCO SHORT-TERM BOND FUND
                     (A SERIES OF INVESCO BOND FUNDS, INC.)


                               ___________________

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999

                               ___________________


To The Shareholders:

        A special meeting of shareholders of INVESCO Short-Term Bond Fund ("Short-Term Bond Fund"), a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the office of INVESCO Funds Group Inc., 7800 E. Union Avenue, Denver, Colorado, for the following purposes:


       (1) To approve a Plan of Reorganization and Termination under which INVESCO Select Income Fund ("Select Income Fund"), another series of Bond Funds, would acquire all of the assets of Short-Term Bond Fund in exchange solely for shares of Select Income Fund and the assumption by Select Income Fund of all of Short-Term Bond Fund's liabilities, followed by the distribution of those shares to the shareholders of Short-Term Bond Fund, all as described in the accompanying Prospectus/Proxy Statement;


       (2) To approve certain changes to the fundamental investment restrictions of Short-Term Bond Fund;

       (3) To elect a board of directors of Bond Funds;

       (4) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Short-Term Bond Fund; and

       (5) To transact such other business as may properly come before the meeting or any adjournment thereof.

        You are entitled to vote at the meeting and any adjournment thereof if you owned shares of the Short-Term Bond Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                              By order of the Board,





                                              Glen A. Payne
                                              Secretary




March 23, 1999

Denver, Colorado


--------------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

        Please indicate your voting instructions on the enclosed proxy card, sign, and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly.


        As an alternative to using the paper proxy card to vote, you may vote by mail, telephone, through the Internet, by facsimile machine, or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access http://www.proxyvote.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800-733-1885. If we do not receive your completed proxy cards after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call 1-800-690-6903, and vote by phone.


Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                           INVESCO SELECT INCOME FUND
                     (A SERIES OF INVESCO BOND FUNDS, INC.)


                          INVESCO SHORT-TERM BOND FUND
                     (A SERIES OF INVESCO BOND FUNDS, INC.)


                             7800 EAST UNION AVENUE
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-646-8372


                           PROSPECTUS/PROXY STATEMENT

                                 MARCH 23, 1999




        This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of the INVESCO Short-Term Bond Fund ("Short-Term Bond Fund"), a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"), in connection with the solicitation of proxies by its board of directors for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

        As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, the INVESCO Select Income Fund ("Select Income Fund"), a series of Bond Funds, would acquire all of the assets of Short-Term Bond Fund in exchange solely for shares of Select Income Fund and the assumption by Select Income Fund of all of the liabilities of Short-Term Bond Fund. Those shares of Select Income Fund would then be distributed to the shareholders of Short-Term Bond Fund, so that each shareholder of Short-Term Bond Fund would receive a number of full and fractional shares of Select Income Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Short-Term Bond Fund. As soon as practicable following the distribution of shares, Short-Term Bond Fund will be terminated.

        Select Income Fund is a diversified series of Bond Funds, which is an open-end management investment company. Select Income Fund's investment objective is to provide investors with a high level of current income through the investment of most of its assets in bonds or other debt securities.

        Select Income Fund may invest up to 50% of its total assets in lower rated bonds, commonly known as "high yield" or "junk bonds." These investments are subject to greater risks, including the risk of default, than higher rated securities. You should carefully assess the risks associated with an investment in this Fund.

        This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Select Income Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March 23, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Select Income Fund, each dated January 1, 1999, and Select Income Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, have been filed with the SEC and are incorporated herein by reference. A Prospectus and a Statement of Additional Information for Short-Term Bond Fund, each dated January 1, 1999, have been filed with the SEC and also are incorporated herein by this reference. A copy of Select Income Fund's Prospectus and Annual Report accompany this Proxy Statement. Copies of the other referenced documents, as well as Short-Term Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-646-8372.

        The SEC maintains a website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding Select Income Fund and Short-Term Bond Fund.

        THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF INVESCO SELECT INCOME FUND OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                               TABLE OF CONTENTS



VOTING INFORMATION.............................................................5

PART I:  THE REORGANIZATION....................................................7

PROPOSAL 1. To approve a Plan of Reorganization and Termination under which Select Income Fund would acquire all of the assets of Short-Term Bond Fund in exchange solely for shares of Select Income Fund and the assumption by Select Income Fund of all of Short-Term Bond Fund's liabilities, followed by the distribution of those shares to the shareholders of Short-Term Bond Fund.......7

        Synopsis...............................................................7
        The Proposed Reorganization............................................7
        Comparative Fee Table..................................................8
        Shareholder Fees ......................................................8
        Annual Fund Operating Expenses ........................................8
        Example of Effect on Fund Expenses.....................................9
        Forms of Organization..................................................9
        Investment Adviser....................................................10
        Investment Objectives and Policies....................................10
        Operations of Select Income Fund Following the Reorganization.........12
        Purchases and Redemptions.............................................13
        Exchanges.............................................................13
        Dividends and Other Distributions.....................................13
        Federal Income Tax Consequences of the Reorganization.................14
        Comparison Of Principal Risk Factors..................................14
        The Proposed Transaction..............................................17
        Reorganization Plan...................................................17
        Reasons for the Reorganization........................................19
        Description of Securities to be Issued................................20
        Temporary Waiver of Investment Restrictions...........................20
        Federal Income Tax Considerations.....................................20
        Capitalization........................................................21

PART II: PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS
AND ROUTINE CORPORATE GOVERNANCE MATTERS......................................22

PROPOSAL 2.  To approve amendments to the fundamental investment restrictions of Short-Term Bond Fund..........................................22

   a. Elimination of fundamental restriction on short sales and margin purchases and adoption of non-fundamental restriction on short sales and margin purchases.......................................................23

   b. Modification of fundamental restriction on borrowing and adoption of non-fundamental restriction on borrowing...................................24
   c. Adoption of a fundamental restriction on issuance of senior securities..25
   d. Modification of fundamental restriction on investing in another investment company and adoption of a non-fundamental restriction regarding investment in securities issued by other investment companies..............26
   e. Modification of fundamental restriction on issuer diversification.......27
   f. Modification of fundamental restriction on loans........................28
   g. Modification of fundamental restriction on investing in commodities.....29
   h. Adoption of a fundamental restriction on real estate investments........30
   i. Elimination of fundamental restriction on investing in companies for the purpose of exercising control or management............................30
   j. Elimination of fundamental restrictions on investments in securities that are not "readily marketable,"elimination of fundamental restriction on entering into repurchase agreements and adoption of non-fundamental restriction on investing in illiquid securities............................31
   k. Modification of fundamental restriction on underwriting.................32
   l. Elimination of fundamental restriction on Fund ownership of securities also owned by directors and officers of the Fund or its investment adviser....................................................................32
   m. Elimination of fundamental restriction on purchase of equity securities.................................................................33
   n. Elimination of fundamental restriction prohibiting investment in the securities of newly formed issuers.........................................33
   o. Elimination of fundamental restriction on investments in oil, gas and other mineral exploration programs.....................................33
   p. Elimination of fundamental restriction on joint participation in securities trading accounts and on investing in warrants...................34
   q. Modification of fundamental restriction on industry concentration.......34

PROPOSAL 3.  To elect the Board of Directors of Bond Funds....................35

PROPOSAL 4.  To ratify the selection of PricewaterhouseCoopers LLP as
Independent Accountants of Short-Term Bond Fund...............................41

Other Business................................................................41
Information Concerning Adviser, Distributor And Affiliated Companies..........42
Miscellaneous.................................................................43
Available Information.........................................................43
Legal Matters.................................................................43
Experts.......................................................................43

APPENDIX A: PRINCIPAL SHAREHOLDERS...........................................A-1

APPENDIX B: PLAN OF REORGANIZATION AND TERMINATION...........................B-1

                     INVESCO SHORT-TERM BOND FUND (a series
                          of INVESCO Bond Funds, Inc.)

                                   -----------


                           PROSPECTUS/PROXY STATEMENT


                         SPECIAL MEETING OF SHAREHOLDERS
                                  MAY 20, 1999

                                   -----------



                               VOTING INFORMATION


        This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO Short-Term Bond Fund ("Short-Term Bond Fund"), a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"), in connection with the solicitation of proxies from Short-Term Bond Fund shareholders by the board of directors of Bond Funds ("Board") for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.


        One-third of Short-Term Bond Fund's shares outstanding on March 12, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

        Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.

        The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals. In addition, if you sign, date and return the proxy card, but give no voting instructions, the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Bond Funds prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

        In order to reduce costs, the notices to a shareholder having more than one account in Short-Term Bond Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.


        As of March 12, 1999 ("Record Date"), Short-Term Bond Fund had 1,842,271.966 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc., the investment adviser and transfer agent of Short-Term Bond Fund ("INVESCO"), and half by INVESCO Select Income Fund ("Select Income Fund"), also a series of Bonds Funds, and Short-Term Bond Fund, will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either Short-Term Bond Fund or Select Income Fund, or by Shareholder Communications Corporation, professional proxy solicitors, who will be paid fees and expenses of up to approximately $1,052 for soliciting services. If votes are recorded by telephone, Shareholder Communications Corporation will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile, or through a secure Internet site. Proxies voted by telephone, facsimile, or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.


        Except as set forth in Appendix B, INVESCO does not know of any person who owns beneficially 5% or more of the shares of Short-Term Bond Fund or Select Income Fund (each a "Fund"). Directors and officers of Bond Funds own in the aggregate less than 1% of the shares of Short-Term Bond Fund.

        VOTE REQUIRED. Approval of Proposal 1 requires the affirmative vote of a majority of the outstanding voting securities of Short-Term Bond Fund. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Short-Term Bond Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). This means that Proposal 2 must be approved by the lesser of (1) 67% of Short-Term Bond Fund's shares present at a meeting of shareholders if the owners of more than 50% of Short-Term Bond Fund's shares then outstanding are present in person or by proxy or (2) more than 50% of Short-Term Bond Fund's outstanding shares. A plurality of the votes cast at the Meeting, and at concurrent meetings of the other series of Bond Funds, in the aggregate, is sufficient to approve Proposal 3. Approval of Proposal 4 requires the affirmative vote of a majority of the votes present at the Meeting, provided a quorum is present. Each outstanding full share of Short-Term Bond Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders of Short-Term Bond Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.


PART I:  THE REORGANIZATION


        PROPOSAL 1. TO APPROVE A PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH SELECT INCOME FUND WOULD ACQUIRE ALL OF THE ASSETS OF SHORT-TERM BOND FUND IN EXCHANGE SOLELY FOR SHARES OF SELECT INCOME FUND AND THE ASSUMPTION BY SELECT INCOME FUND OF ALL OF SHORT-TERM BOND FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF SHORT-TERM BOND FUND ("REORGANIZATION")



                                    SYNOPSIS

        The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectuses and Statements of Additional Information of the Funds (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix A to this Proxy Statement). Shareholders should read this Proxy Statement and the Prospectus of Select Income Fund carefully. As discussed more fully below, the Board believes that the Reorganization will benefit Short-Term Bond Fund's shareholders. The Funds have similar investment objectives, although the focus of the Funds' investment policies differ in that Short-Term Bond Fund's investments are primarily in short-term debt securities (having maturities of 3 years or less) and intermediate-term debt securities (having maturities of 3 to 10 years) and maintains a diversified portfolio with a dollar-weighted average maturity of not more than three years. Select Income Fund invests in securities whose maturities will vary with interest rates. It is anticipated that, following the Reorganization, the former shareholders of Short-Term Bond Fund will, as shareholders of Select Income Fund, be subject to lower actual total operating expenses as a percentage of net assets.


THE PROPOSED REORGANIZATION

        The Board considered and approved the Reorganization Plan at a meeting held on August 5, 1998. The Reorganization Plan provides for the acquisition of all the assets of Short-Term Bond Fund by Select Income Fund, in exchange solely for shares of common stock of Select Income Fund and the assumption by Select Income Fund of all of the liabilities of Short-Term Bond Fund. Short-Term Bond Fund then will distribute those shares to its shareholders, so that each Short-Term Bond Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the value of the shareholder's holdings in Short-Term Bond Fund as of the day the Reorganization is completed. Short-Term Bond Fund then will be terminated as soon as practicable thereafter.

        The Reorganization will occur as of the close of business on June 4, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

        For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Bond Funds or INVESCO ("Independent Directors"), has determined that the Reorganization is in the best interests of Short-Term Bond Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Short-Term Bond Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. In addition, the Board, including its Independent Directors, has determined that the Reorganization is in the best interests of Select Income Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Select Income Fund's shareholders will not be diluted as a result of the Reorganization.

COMPARATIVE FEE TABLE

        As shown in the tables below, a shareholder pays no fees to purchase Fund shares, to exchange to another INVESCO Fund, or to sell shares. The only Fund costs a shareholder pays are annual Fund operating expenses that are deducted from Fund assets. The current fees and expenses incurred for the fiscal year ended August 31, 1998 by Select Income Fund and by Short-Term Bond Fund and PRO FORMA fees for Select Income Fund after the Reorganization are shown below.


SHAREHOLDER FEES (fees paid directly from your investment)

                                            SELECT INCOME FUND    SHORT-TERM BOND FUND    COMBINED FUND
                                            ------------------    --------------------    -------------

Sales charge (load) on purchases of shares         None                  None                 None

Sales charge (load) on reinvested dividends        None                  None                 None

Redemption fee or deferred sales charge(load)      None                  None                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                        SELECT INCOME FUND   SHORT-TERM BOND FUND     COMBINED FUND
                                        ------------------   --------------------      (PRO FORMA)
                                                                                       -----------

Management Fees                               0.53%                0.50%                  0.53%

Distribution (12b-1) Fees*                    0.25%                0.25%                  0.25%


Other Expenses                                0.32%(1)(2)          1.11%(1)(2)            0.32%
                                              -----                -----                  -----

Total Fund Operating Expenses                 1.10%(1)(2)         1.86%(1)(2)             1.10%
                                              =====               =====                   =====


* Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


(1) Certain expenses of each Fund are being voluntarily absorbed by INVESCO. Accordingly, "Other Expenses" and "Total Fund Operating Expenses" after absorbtion for the fiscal year ended August 31, 1998 were 0.28% and 1.06%, respectively, for the Select Income Fund, and 0.13% and 0.88%, respectively, for Short-Term Bond Fund. Short-Term Bond Fund's actual expenses are more than those of Select Income Fund. INVESCO does not intend to continue absorbing the expenses of Short-Term Bond Fund. INVESCO will, however, continue to absorb the expenses of Select Income Fund for a period of at least one year, so that Total Fund Operating Expenses will not exceed 1.05%. Thus, if the Reorganization is not approved, Short-Term Bond Fund's actual Other Expenses and Total Fund Operating Expenses will likely increase.


(2) Each Fund's actual Total Fund Operating Expenses were lower than the figures shown, because their transfer agent fees and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown above do not reflect these reductions.

EXAMPLE OF EFFECT ON FUND EXPENSES

        This Example is intended to help you compare the cost of investing in Short-Term Bond Fund with the cost of investing in Select Income Fund and the cost of investing in Select Income Fund assuming the Reorganization has been completed.

        The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                         ONE YEAR      THREE YEARS     FIVE YEARS      TEN YEARS
                                         --------      -----------     ----------      ---------

Select Income Fund................         $112           $350           $ 606          $1,340

Short-Term Bond Fund..............         $189           $585           $1,006         $2,180

Combined Fund (PRO Forma).........         $112           $350           $ 606          $1,340


FORM OF ORGANIZATION

        Each Fund is a series of Bond Funds, an open-end, diversified management investment company organized as a Maryland corporation on April 2, 1993. Bond Funds' Articles of Incorporation authorize the directors to issue up to six hundred million shares, par value $0.01 per share. Neither Fund is required to (nor do they) hold annual shareholder meetings. Neither Fund issues share certificates.


INVESTMENT ADVISER

        INVESCO is the investment adviser of each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.


        INVESCO is currently paid a monthly management fee, which is based upon a percentage of each Fund's average net assets determined daily. The management fee is computed (1) by Short-Term Bond Fund, at the annual rate of 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% of the Fund's average net assets over $500 million, and (2) by Select Income Fund, at the annual rate of 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets over $500 million. Based on Select Income Fund's average net assets of $383,433,955 for the year ended August 31, 1998, Select Income Fund paid a management fee at the effective annual rate of 0.53% of average daily net assets, which is more than the current fee paid by Short-Term Bond Fund. Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.53% of the average net assets, although this fee will decrease in accordance with the fee schedule for Select Income Fund described above if the assets of the combined Fund increase.

        Following the Reorganization, INVESCO, in its capacity as investment adviser to Select Income Fund, will have sole responsibility for managing the Funds' combined assets.

INVESTMENT OBJECTIVES AND POLICIES

        The investment objective and policies of each Fund are set forth below. Select Income Fund has an investment objective generally similar to that of Short-Term Bond Fund in that each Fund seeks to provide investors with a high level of current income. Potential capital appreciation is a secondary factor in the selection of investments for Select Income Fund. Both Funds seek to achieve their investment objective through investment in bonds and other debt securities. Short-Term Bond Fund seeks to achieve the highest level of current income as is consistent with minimum fluctuation in principal value and with liquidity.

        There can be no assurance that either Fund will achieve its investment objective.


        SELECT INCOME FUND. The investment objective of Select Income Fund is to provide investors with as high a level of current income as is consistent with the risk involved in investing in the types of securities in which the Fund invests. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. Select Income Fund normally invests at least 90% of its assets in bonds and marketable debt securities (including convertible issues) of established companies which INVESCO believes may provide high current income and which, consistent with its objective, may have the potential to provide capital appreciation. Under normal circumstances, at least 50% of the Fund's assets are invested in investment grade debt securities -- those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Up to 50% of the Fund's assets may consist of bonds rated below investment grade (i.e., "junk bonds"), and investments in unrated securities may not exceed 25% of the Fund's total assets. Never, under any circumstances, is the Fund permitted to invest in bonds that are rated below B by Moody's or B- by S&P.

        Select Income Fund also may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (which may or may not be backed by the full faith and credit of the United States) and bank certificates of deposit. In addition, Select Income Fund may invest in municipal obligations when INVESCO believes that their potential returns are better than those that might be achieved by investing in securities of corporate or U.S. governmental issuers.

        As a matter of policy, at least 65% of the Fund's total assets normally will be invested in debt securities maturing at least three years after they are issued. However, there are no limitations on the maturities of the securities held by Select Income Fund, and its average maturity will vary as INVESCO responds to changes in interest rates.

        SHORT-TERM BOND FUND. Short-Term Bond Fund seeks to achieve the highest level of current income as is consistent with minimum fluctuation in principal value and with maintaining liquidity.

        The Fund normally invests at least 65% of its total assets in bonds and debentures. The Fund may invest in all types of variable and fixed rate corporate, government and government agency debt securities. The government and government agency securities in which the Fund invests may or may not be backed by the full faith and credit of the United States.


        Holdings are selected primarily from two maturity ranges: short-term (obligations maturing in under three years) and intermediate-term (obligations maturing in three to ten years). The Fund maintains a diversified portfolio with a dollar-weighted average maturity of three years or less. This average is based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except for debt securities having special features that give them the characteristics of shorter-term obligations. For example, variable rate securities, on which coupon rates of interest are adjusted on specified dates in response to changes in interest rates, are deemed to mature at their next interest rate adjustment date. In addition, debt securities with "put" features entitling the Fund to repayment of principal on specified dates are deemed to mature at the next put exercise date. When INVESCO deems it appropriate, the Fund may invest in debt securities having maturities in excess of ten years.

        Debt securities will be selected based on INVESCO's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. The potential for capital appreciation is an incidental factor that also may be considered.

        The Fund may buy and sell interest rate futures contracts relating to the debt securities in which the Fund invests for the purpose of hedging the value of its securities portfolio.

        OTHER POLICIES OF BOTH FUNDS. Each Fund may invest up to 25% of its total assets in securities of foreign issuers. Each Fund may purchase securities on a when-issued or delayed delivery basis -- that is, with settlement taking place up to 90 days in the future. Each Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to qualified brokers, dealers, banks or other financial institutions that INVESCO deems qualified.


        Neither Fund may purchase illiquid securities, but each Fund is authorized to invest in restricted securities that may be sold to institutional investors. Each Fund is authorized to invest in zero-coupon securities. Both Funds may also enter into repurchase agreements with commercial banks, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy by the Funds' Board.


        Each Fund's investment portfolio is actively traded -- securities may be bought and sold relatively quickly during certain market or economic conditions. The Funds' portfolio turnover rates generally exceed 100%, and may exceed 200%, resulting in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

        When INVESCO believes market or economic conditions are adverse, Select Income Fund may assume a defensive position by temporarily investing up to 100% of its assets in cash and debt securities having maturities of less than three years at the time of issuance, seeking to protect its assets until conditions stabilize. Similarly, when INVESCO believes market or economic conditions are adverse, Short-Term Bond Fund may seek to protect its assets by investing to a greater extent in cash securities and shorter-term securities such as commercial paper and notes, bank certificates of deposit and other financial institution obligations and repurchase agreements.

        Each Fund may borrow money for temporary or emergency purposes; neither Fund may borrow in excess of 10% of net assets.

OPERATIONS OF SELECT INCOME FUND FOLLOWING THE REORGANIZATION


        As indicated above, the investment objectives and policies of the two Funds are similar, although the focus of Short-Term Bond Fund is on investments in short- and intermediate-term debt instruments and its authority to invest in lower-rated debt securities is much more limited than the authority of Select Income Fund to do so. In addition, Short-Term Bond Fund has the authority to buy and sell interest rate futures contracts relating to the securities in which it invests, while Select Income Fund currently has no such authority. It is not expected, however, that Select Income Fund will revise its investment policies following the Reorganization to reflect those of Short-Term Bond Fund. Based on its review of the investment portfolios of each Fund, INVESCO believes that all of the assets held by Short-Term Bond Fund will be consistent with the investment policies of Select Income Fund and thus can be transferred to and held by Select Income Fund if the Reorganization is approved. If, however, Short-Term Bond Fund has any assets that may not be held by Select Income Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Select Income Fund. The possible need for Short-Term Bond Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Short-Term Bond Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Short-Term Bond Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.


        As discussed above, INVESCO serves as investment adviser to both Funds. After the Reorganization, INVESCO, the directors and officers of Select Income Fund and its distributor and other outside agents will continue to serve Select Income Fund in their current capacities.

PURCHASES AND REDEMPTIONS


        PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day"), as of the close of regular trading, but may also be computed at other times. For a more complete discussion of share purchases, see "How to Buy Shares" in either Fund's Prospectus.

        REDEMPTIONS. Shares of each Fund may be redeemed by telephone, by mail, by exchange, by periodic withdrawal plan, or by payment to a third party. Such redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payments of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "How to Sell Shares" in either Fund's Prospectus.

        Short-Term Bond Fund shares will no longer be available for purchase beginning on the Business Day following the Closing Date. Redemptions of Short-Term Bond Fund's shares may be effected through the Closing Date.

EXCHANGES

        Shares of each Fund are exchangeable for shares of another INVESCO Fund, on the basis of their respective NAVs at the time of the exchange. After the Reorganization, shares of Select Income Fund will continue to be exchangeable for shares of another INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How to Buy Shares" in either Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

        Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund will be based solely on its investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Board. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the ex-dividend date unless otherwise requested.

        Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on certain foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the ex-dividend date unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.


        On or before the Closing Date, Short-Term Bond Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION


        Bond Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent Short-Term Bond Fund sells securities prior to the Closing Date, there may be net recognized gains or losses to the Fund. Any net recognized gains would increase the amount of any distribution made to shareholders of Short-Term Bond Fund prior to the Closing Date.


                      COMPARISON OF PRINCIPAL RISK FACTORS

        An investment in Select Income Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. The principal specific risks associated with investing in Select Income Fund include:

        DEBT SECURITIES. Select Income Fund's investments in debt securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of outstanding debt securities, whereas a decline in interest rates will tend to increase their values. Debt securities with longer maturities (such as those that may be held by Select Income Fund) are more sensitive to interest rate movements.

        RISK OF LOWER RATED BONDS. Select Income Fund may invest in issues rated below investment grade quality (commonly called "junk bonds"), that are rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, are judged by INVESCO to be of equivalent quality. These include issues which are of poorer quality and may have some speculative characteristics according to the ratings services.

        The lower a bond's quality, the more it is believed by the rating service to be subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated securities. To reduce these risks, at least 50% of Select Income Fund's assets normally are invested in debt securities rated Baa or above by Moody's or BBB or above by S&P. In addition, Select Income Fund may invest in corporate short-term notes rated at least Prime-1 by Moody's or A-1 by S&P. Overall, these bonds and notes enjoy strong to adequate capacity to pay principal and interest. No more than 50% of Select Income Fund's assets nor 11% of Short-Term Bond Fund's total assets may be invested in junk bonds. Investments in unrated securities may not exceed 25% of Select Income Fund's total assets. Never, under any circumstances, is Select Income Fund permitted to invest in bonds which are rated below B by Moody's or B- by S&P. Bonds rated below B or B- generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.

        FOREIGN SECURITIES. Select Income Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. In addition, there is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting, auditing and financial reporting standards, practices and requirements as compared to those applicable to U.S. issuers. The Fund's adviser normally purchases foreign securities in over-the-counter markets or on foreign exchanges, which are generally not as developed or efficient as those in the United States and are subject to less government supervision and regulation. Moreover, with respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Investments in American Depository Receipts ("ADRs") are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

        DELAYED DELIVERY OR WHEN-ISSUED SECURITIES. Select Income Fund may invest in when-issued or delayed delivery securities, that is, with settlement taking place up to 90 days in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the market value of the securities may vary, and no interest is payable to the Fund prior to settlement.

        REPURCHASE AGREEMENTS. Select Income Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered brokers and dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Company's Board.

        ZERO COUPON AND PAYMENT-IN-KIND BONDS. Select Income Fund may invest in zero coupon bonds and payment-in-kind ("PIK") bonds if INVESCO determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. Zero coupon bonds make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the security receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. PIK bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Zero coupon and PIK bonds are more sensitive to changes in interest rates than bonds that pay interest on a current basis in cash. When interest rates fall, the value of these types of bonds will increase more rapidly, and when interest rates rise, their value falls more dramatically, than the value of other types of bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.

        TURNOVER RATE. Select Income Fund's investment portfolio is actively traded. There are no fixed limitations regarding turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. The Fund's portfolio turnover rate may be higher than that of many other mutual funds, sometimes exceeding 200%. This turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

        YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own computer systems will continue to function on and after January 1, 2000. In addition, the markets for, or value of securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 issues may adversely affect the Fund's investments.

        Because Short-Term Bond Fund's investment objective and policies are similar to those of Select Income Fund, an investment in Short-Term Bond Fund is also subject to many of the same specific risks as an investment in Select Income Fund. In particular, Short-Term Bond Fund is also subject to the risk of lower-rated securities and market risk, although in each case, its risk is considerably lower than the risk in that area for Select Income Fund. Select Income Fund has a greater exposure to the risk of lower-rated securities, as it has a far greater authority (i.e., up to 50% of assets, compared to only 15% for Short-Term Bond Fund) to invest in such securities than Short-Term Bond Fund does. As indicated above, Select Income Fund invests at least 65% of its total assets in debt securities maturing at least three years after they are issued, while Short-Term Bond Fund typically invests in debt securities with shorter maturities. Select Income Fund, therefore, is more subject to market risk. Although Short-Term Bond Fund's investment portfolio is also actively traded, its portfolio turnover rate is generally lower than that of Select Income Fund (although it exceeded 300% in 1997).

        See "Investment Policies and Risks" in the Prospectuses of Select Income Fund and Short-Term Bond Fund for a more complete description of investment risks.

                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

        The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix A to this Proxy Statement.


        The Reorganization Plan provides for (a) the acquisition by Select Income Fund on the Closing Date of all of the assets of Short-Term Bond Fund in exchange solely for Select Income Fund shares and the assumption by Select Income Fund of all of Short-Term Bond Fund's liabilities and (b) the distribution of those Select Income Fund shares to the shareholders of Short-Term Bond Fund.


        The assets of Short-Term Bond Fund to be acquired by Select Income Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Short-Term Bond Fund's books and all other property owned by Short-Term Bond Fund. Select Income Fund will assume from Short-Term Bond Fund all liabilities, debts, obligations and duties of Short-Term Bond Fund of whatever kind or nature; provided, however, that Short-Term Bond Fund will use its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Closing Date. Select Income Fund will deliver its shares to Short-Term Bond Fund, which then will be constructively distributed to Short-Term Bond Fund's shareholders.


        The value of Short-Term Bond Fund's assets to be acquired by Select Income Fund and the NAV per share of the shares of Select Income Fund to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Short-Term Bond Fund's net value shall be the value of its assets to be acquired by Select Income Fund, less the amount of Short-Term Bond Fund's liabilities, as of the Valuation Time.

        On, or as soon as practicable after, the Closing Date, Short-Term Bond Fund will distribute the Select Income Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each Short-Term Bond Fund shareholder will receive a number of full and fractional Select Income Fund shares equal in aggregate value to the shareholder's holdings in Short-Term Bond Fund. Short-Term Bond Fund will be terminated as soon as practicable thereafter. The shares will be distributed by opening accounts on the books of Select Income Fund in the names of Short-Term Bond Fund shareholders and by transferring to those accounts the shares previously credited to the account of Short-Term Bond Fund on those books.
Fractional shares in Select Income Fund will be rounded to the third decimal place.

        Because Select Income Fund shares will be issued at NAV in exchange for the net assets of Short-Term Bond Fund, the aggregate value of Select Income Fund shares issued to Short-Term Bond Fund shareholders will equal the aggregate value of Short-Term Bond Fund shares. The NAV per share of Select Income Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

        Any transfer taxes payable upon issuance of Select Income Fund shares in a name other than that of the registered Short-Term Bond Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of such transfer. Any reporting responsibility of Short-Term Bond Fund to a public authority will continue to be its responsibility until it is dissolved.

        Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by Select Income Fund and Short-Term Bond Fund. The Board considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of the Funds.

        The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Short-Term Bond Fund's shareholders.

REASONS FOR THE REORGANIZATION


        The Board, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of each Fund, that the terms of the Reorganization are fair and reasonable and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization.

        In approving the Reorganization, the Board, including a majority of the Independent Directors, considered a number of factors, including the following:

        (1) the compatibility of the Funds' investment objectives, policies and restrictions;

        (2) the effect of the Reorganization on the Funds' expected investment performance;

        (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;


        (4) the costs to be incurred by each Fund as a result of the Reorganization;

        (5)     the tax consequences of the Reorganization;

        (6) possible alternatives to the Reorganization, including whether Short-Term Bond Fund could continue to operate on a stand-alone basis or should be liquidated; and

        (7) the potential benefits of the Reorganization to INVESCO and to other persons.


        The Reorganization was recommended to the Board by INVESCO at a Board meeting held on August 5, 1998. In recommending the Reorganization, INVESCO advised the Board that the investment management fee schedule applicable to Select Income Fund would be slightly higher than that currently in effect for Short-Term Bond Fund, but that the actual "Other Expenses" and "Total Expenses" of Short-Term Bond Fund are higher than those of Select Income Fund. (See "Other Expenses" on page 4.) INVESCO also advised the Board that, if the Reorganization is not approved, INVESCO will no longer continue to absorb expenses for Short-Term Bond Fund, as it has done over the past five years, because the Fund has failed to attract significant assets. The directors were advised by INVESCO that, because Select Income Fund has greater net assets than Short-Term Bond Fund, combining the two Funds could reduce the expenses borne by Short-Term Bond Fund as a percentage of net assets before taking into account expense waivers and fee reimbursements. In addition, INVESCO advised the board that any reduction in the expense ratios of the Funds as a result of the Reorganization could benefit INVESCO by reducing any reimbursements or waivers of expenses resulting from INVESCO's obligation to limit the expenses of Select Income Fund to 1.05%. The Board was also advised that following the Reorganization, the expense ratio for Select Income Fund may possibly decrease because the investment management fee paid by that Fund decreases as its size increases.

DESCRIPTION OF SECURITIES TO BE ISSUED

        Bond Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of six hundred million shares of common stock (par value $0.01 per share). Shares of Select Income Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.


        Select Income Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or Bond Funds' Articles of Incorporation, or at their discretion.


        Both Funds are series of Bond Funds. Thus, the rights of shareholders of each Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical.


TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

        Certain fundamental investment restrictions of Short-Term Bond Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Short-Term Bond Fund's shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS

        The exchange of Short-Term Bond Fund's assets for Select Income Fund shares and Select Income Fund's assumption of Short-Term Bond Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. Bond Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that:

        (1) Select Income Fund's acquisition of Short-Term Bond Fund's assets in exchange solely for Select Income Fund shares and Select Income Fund's assumption of Short-Term Bond Fund's liabilities, followed by Short-Term Bond Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Short-Term Bond Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

        (2) Short-Term Bond Fund will recognize no gain or loss on the transfer to Select Income Fund of its assets in exchange solely for Select Income Fund shares and Select Income Fund's assumption of Short-Term Bond Fund's liabilities or on the subsequent distribution of those shares to Short-Term Bond Fund's shareholders in constructive exchange for their Short-Term Bond Fund shares;

        (3) Select Income Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Select Income Fund shares and its assumption of Short-Term Bond Fund's liabilities;

        (4) Select Income Fund's basis for the transferred assets will be the same as the basis thereof in Short-Term Bond Fund's hands immediately before the Reorganization, and Select Income Fund's holding period for those assets will include Short-Term Bond Fund's holding period therefor;

        (5) A Short-Term Bond Fund shareholder will recognize no gain or loss on the constructive exchange of all its Short-Term Bond Fund shares solely for Select Income Fund shares pursuant to the Reorganization; and

        (6) A Short-Term Bond Fund shareholder's aggregate basis for the Select Income Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its Short-Term Bond Fund shares to be constructively surrendered in exchange for those Select Income Fund shares, and its holding period for those Select Income Fund shares will include its holding period for those Short-Term Bond Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

        The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

        Shareholders of Short-Term Bond Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

        The following table shows the capitalization of each Fund as of August 31, 1998, and on a pro forma combined basis (unaudited) as of August 31, 1998, giving effect to the Reorganization:

                                                                                 COMBINED FUND
                                   SELECT INCOME FUND   SHORT-TERM BOND FUND      (PRO FORMA)
                                   ------------------   --------------------      -----------

Net Assets.......................     $502,624,280          $24,467,164          $527,091,444

Net Asset Value Per Share........        $6.68                 $9.59                 $6.68

Shares Outstanding...............      75,300,011            2,550,753            78,962,760


        REQUIRED  VOTE.   Approval  of  the  Reorganization  Plan  requires  the
affirmative  vote  of  a  majority  of  the  outstanding  voting  securities  of
Short-Term Bond Fund.



             THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 1


--------------------------------------------------------------------------------



        PART II: PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS

        These proposals make certain routine changes to modernize some of Short-Term Bond Fund's fundamental investment restrictions and seek shareholder approval of certain routine corporate governance matters. If the Reorganization described in Proposal 1 is approved by shareholders at the Meeting, the proposed fundamental restriction changes will not be implemented, because Short-Term Bond Fund shareholders will become shareholders of Select Income Fund. Whether or not shareholders vote to approve the Reorganization described in Proposal 1, the Board recommends that shareholders approve the proposals set forth below.


        PROPOSAL  2.  TO  APPROVE  AMENDMENTS  TO  THE  FUNDAMENTAL   INVESTMENT
        RESTRICTIONS OF SHORT-TERM BOND FUND

        As required by the 1940 Act, Short-Term Bond Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval. Restrictions and policies that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board of Bond Funds without shareholder approval.

        Some of Short-Term Bond Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, they have adopted substantially similar fundamental restrictions that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board of Bond Funds has approved revisions to Short-Term Bond Fund's fundamental restrictions in order to simplify, modernize and make the Fund's fundamental restrictions more uniform with those of the other INVESCO Funds.

        The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the funds' assets efficiently and effectively in changing regulatory and investment environments and permit directors to review and monitor investment policies more easily. In addition, standardizing the fundamental restrictions of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow Short-Term Bond Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund.

        The text and a summary description of each proposed change to Short-Term Bond Fund's fundamental restrictions are set forth below, together with the text of each current corresponding fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

        If approved by Short-Term Bond Fund shareholders at the Meeting, the proposed changes in Short-Term Bond Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is NOT approved by Short-Term Bond Fund shareholders. In that event, Short-Term Bond Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, Short-Term Bond Fund shareholders will become shareholders of Select Income Fund, whose shareholders are being asked to approve substantially similar changes in Select Income Fund's fundamental restrictions, and Short-Term Bond Fund will be terminated.

a. ELIMINATION OF FUNDAMENTAL RESTRICTION ON SHORT SALES AND MARGIN PURCHASES AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON SHORT SALES AND MARGIN PURCHASES

        Short-Term Bond Fund's current fundamental restriction on selling short and buying on margin is as follows:

               The Fund may not sell short or buy on margin.

        The  Board   recommends  that   shareholders   vote  to  eliminate  this
fundamental restriction. If the proposal is approved by shareholders, the Board will adopt the following non-fundamental restriction:

              The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this restriction does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.


        The proposed changes clarify the wording of the restriction and expand the restriction, which generally prohibits the Fund from selling securities short or buying securities on margin. Margin purchases involve the purchase of securities with money borrowed from a broker. "Margin" is the cash or eligible securities that the borrower places with a broker as collateral against the loan. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. In a "short sale against the box" transaction, a Fund engages in a short sale of a security that it already owns or has the right to own. The Fund's current restriction prohibits the Fund from purchasing securities on margin or selling short but does not clearly provide for an exception for transactions requiring margin payments and short positions such as the sale and purchase of futures contracts and options on futures contracts. With these exceptions, mutual funds are prohibited from entering into most types of margin purchases and short sales by applicable SEC policies.


        The Board of Directors believes that elimination of the fundamental restriction and the adoption of the non-fundamental restrictions will provide the Fund with greater investment flexibility.

b. MODIFICATION OF FUNDAMENTAL RESTRICTION ON BORROWING AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON BORROWING

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
borrowing states:

              The Fund may not mortgage, pledge or hypothecate portfolio securities or borrow money, except from banks for temporary or emergency purposes (but not for investment) and then in an amount not exceeding 10% of the value of its total net assets. The Fund will not purchase additional securities while any borrowings on behalf of such Fund exist; provided, however, that this restriction shall not be deemed to affect Short-Term Bond Fund's entering into futures contracts or options transactions in accordance with the Fund's investment policies.

        The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

              The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

        Currently, the Fund's fundamental restriction is significantly more limiting than the restrictions imposed by the 1940 Act in that it limits the purposes for which Short-Term Bond Fund may borrow money, and limits all borrowings to 10% of the Fund's assets. The proposal eliminates the fundamental nature of the restrictions on the purposes for which the Fund may borrow money and increases the Fund's fundamental borrowing authority from 10% to 331/3% of the Fund's total assets. The proposed revision also eliminates the prohibition on mortgaging, pledging or hypothecating Fund securities.

        If the proposal is approved, the Board will adopt a non-fundamental restriction as follows:


              The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of the fundamental limitation (__) above).


        The non-fundamental restriction reflects the Fund's current policy that borrowing by the Fund may only be done for temporary or emergency purposes. In addition to borrowing from banks, as permitted in the Fund's current policy, the non-fundamental restriction permits the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental restriction also clarifies that reverse repurchase agreements will be treated as borrowings. The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in the Fund's non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

c.      ADOPTION OF A FUNDAMENTAL RESTRICTION ON ISSUANCE OF SENIOR SECURITIES

        Short-Term Bond Fund currently has no fundamental restriction regarding the issuance of senior securities. The Board recommends that shareholders vote to adopt the following fundamental restriction:

              The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

        The  primary   purpose  of  the  proposal  is  to  adopt  a  fundamental
restriction indicating the extent to which the Fund may issue "senior securities," a term that is generally defined to refer to fund obligations that have a priority over the fund's shares with respect to the distribution of fund assets or the payment of dividends. The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued and is no more limiting than is required under the 1940 Act, would maximize the Fund's borrowing flexibility for future contingencies and would conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.

d.      MODIFICATION   OF  FUNDAMENTAL   RESTRICTION  ON  INVESTING  IN  ANOTHER
        INVESTMENT  COMPANY  AND  ADOPTION  OF  A  NON-FUNDAMENTAL   RESTRICTION
        REGARDING INVESTMENT IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
investments in other investment companies states:

              The Fund may not invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation.

        The Board recommends that shareholders vote to replace this fundamental restriction with the following fundamental restriction:

              The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

        The proposed revision to Short-Term Bond Fund's current fundamental restriction would ensure that the INVESCO Funds have uniform policies permitting each Fund to adopt a "master/feeder" structure whereby one or more Funds invest all of their assets in another Fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that Short-Term Bond Fund shareholders adopt a restriction that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision would require that any fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.

        If  the  proposed   revision  is  approved,   the  Board  will  adopt  a
non-fundamental restriction as follows:

              The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.


        The primary purpose of this non-fundamental restriction is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Currently, the Fund's fundamental restriction is much more limiting than the restriction imposed by the 1940 Act. Adoption of this non-fundamental restriction will enable the Fund to purchase the securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an exemption granted by the SEC. If a Fund did purchase the securities of another investment company, shareholders might incur additional expenses because the Fund would have to pay its ratable share of the expenses of the other investment company.


e.      MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION

        Short-Term  Bond  Fund's  current  fundamental   restriction  on  issuer
diversification states:

              The Fund may not purchase securities if the purchase would cause the Fund to have at the time more than 5% of the value of its total assets invested in securities of any one issuer or to own more than 10% of the outstanding voting securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). For this purpose, all indebtedness of an issuer shall be deemed a single class of security.

        The Board recommends that this restriction be replaced with the following fundamental restriction:

              The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
              (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        The proposed fundamental restriction concerning diversification is the limitation imposed by the 1940 Act for diversified investment companies. The amended fundamental restriction would allow the Fund, with respect to 25% of its total assets, to invest more than 5% of its assets in the securities of one or more issuers and to hold more than 10% of the voting securities of an issuer. The Fund will continue to be required to invest 75% of its total assets so that no more than 5% of total assets are invested in any one issuer, and so that the Fund will not own more than 10% of the voting securities of an issuer.

        The amended restriction would give the Fund greater investment flexibility by permitting it to acquire larger positions in the securities of a particular issuer, consistent with its investment objective and strategies. This increased flexibility could provide opportunities to enhance the Fund's performance. Investing a larger percentage of the Fund's assets in a single issuer's securities, however, increases the Fund's exposure to credit and other risks associated with that issuer's financial condition and operations, including the risk of default on debt securities. INVESCO may use the increased flexibility and will only invest more than 5% of the Fund's total assets in an issuer's securities when it believes the securities' potential return justifies the risks associated with the higher level of investment.

        The amended fundamental restriction would also permit the Fund to invest without limit in the securities of other investment companies. The Fund has no current intention of doing so, and, as noted above, the 1940 Act imposes restrictions on the extent to which a fund may invest in the securities of other investment companies. The revision would, however, give the Fund flexibility to invest in other investment companies in the event legal and other regulatory requirements change.

f.      MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
lending is as follows:

              The Fund may not make loans to any person, except through the purchase of debt securities in accordance with the investment policies of the Fund, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's total net assets (taken at current value). [No more than 10% of the Fund's total net assets may be invested in repurchase agreements maturing in more than seven days;]

        The Board recommends that the shareholders of the Fund vote to replace this restriction with the following fundamental restriction:

              The Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

        The primary purpose of the proposal is to eliminate the restriction regarding repurchase agreements and to conform to the 1940 Act requirements regarding the lending of securities. The Board believes that the adoption of the proposed fundamental restriction is no more limiting than is required under the 1940 Act. In addition, the Board believes the proposal will provide greater flexibility, maximize the Fund's lending capabilities and conform to the fundamental restrictions of other INVESCO Funds on the lending of Fund securities.

g.      MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
commodities investments is as follows:

              The Fund may not, other than entering into future contracts or options transactions, in accordance with the Fund's investment policies, buy or sell commodities, commodity contracts or real estate (however, securities of companies investing in real estate may be purchased).

        The Board recommends that the shareholders vote to replace this restriction with the following fundamental restriction:

              The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

        The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and ensure that Short-Term Bond Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial contracts and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of derivative products, even if the current non-fundamental restrictions of the Fund would not permit investment in one or more of the permitted transactions.

h.      ADOPTION OF A FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENTS

        Short-Term Bond Fund currently has no fundamental restriction concerning investment in real estate, although its fundamental restriction with respect to commodities investments, as noted above, currently states:

              The  Fund  may not buy or  sell  commodities,  commodity
              contracts  or  real  estate   (however,   securities  of
              companies investing in real estate may be purchased).

        The Board recommends that the shareholders vote to replace this restriction with the following fundamental restriction:

              The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        In addition to conforming Short-Term Bond Fund's fundamental restriction to that of the other INVESCO Funds, the proposed amendment of the Fund's fundamental restriction on investment in real estate more completely describes the types of real estate-related securities investments that are permissible for the Fund. Adoption of the proposed fundamental restriction is not expected to affect the securities in which the Fund invests.

i. ELIMINATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

        Short-Term  Bond  Fund's  current  fundamental   restriction   regarding
investing in companies for the purpose of exercising control or management is as follows:

              The Fund may not invest in any company for the purpose of exercising control or management.

        The Board recommends that shareholders of the Fund vote to eliminate this restriction. There is no legal requirement that a fund have an affirmative policy on investment for the purpose of exercising control or management if it does NOT intend to make investments for that purpose. The Fund has no intention of investing in any company for the purpose of exercising control or management. By eliminating this restriction, the Board may, however, be able to authorize such a strategy in the future if it concludes that doing so would be in the best interest of the Fund and its shareholders.

j. ELIMINATION OF FUNDAMENTAL RESTRICTIONS ON INVESTMENTS IN SECURITIES THAT ARE NOT "READILY MARKETABLE," ELIMINATION OF FUNDAMENTAL RESTRICTION ON ENTERING INTO REPURCHASE AGREEMENTS, AND ADOPTION OF NON-FUNDAMENTAL RESTRICTION ON INVESTING IN ILLIQUID SECURITIES

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
illiquid securities is as follows:

               The Fund may not buy other than readily marketable securities.

        In addition, the Fund's current fundamental restriction regarding repurchase agreements is as follows:

              The Fund may not enter into repurchase agreements maturing in more than seven days if, as a result, such repurchase agreements, together with securities for which there are readily available market quotations, would constitute more than 10% of the Fund's total net assets.

        The  Board  recommends  that   shareholders   vote  to  eliminate  these
restrictions. If the proposal is approved, the Board will adopt the following non-fundamental restriction:

              The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

        The primary purpose of the proposal is to conform to the federal securities law requirements regarding investment in illiquid securities and to conform the investment restrictions of the Fund to those of the other INVESCO Funds. Currently, the Fund's fundamental restriction limits investment in securities that are not "readily marketable," including illiquid securities. The proposed non-fundamental restriction would clarify that the Fund may invest in illiquid securities and it would restrict investment in such securities to 15% of the Fund's net assets, as under the 1940 Act. The proposal also eliminates the specific limitation regarding entering into repurchase agreements maturing in more than seven days because such agreements are routinely treated as illiquid securities by the SEC. The Board believes that the proposed elimination of the fundamental restrictions and subsequent adoption of the non-fundamental restriction will make the restriction more accurately reflect market conditions and will maximize the Fund's flexibility for future contingencies. The Board may delegate to INVESCO, the Fund's investment adviser, the authority to determine whether a security is liquid for the purposes of this fundamental restriction.

k.      MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
underwriting securities is as follows:

              The Fund may not engage in the underwriting of any securities.

        The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

              The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.


        The primary purpose of the proposal is to eliminate minor differences in the wording of the Fund's current fundamental restriction on underwriting for greater uniformity with the fundamental restrictions of other INVESCO Funds and to eliminate unintended limitations.


l. ELIMINATION OF FUNDAMENTAL RESTRICTION ON FUND OWNERSHIP OF SECURITIES ALSO OWNED BY DIRECTORS AND OFFICERS OF THE FUND OR ITS INVESTMENT ADVISER

        Short-Term Bond Fund's current fundamental restriction concerning Fund ownership of securities also owned by directors and officers of the Fund or its investment adviser is as follows:

              The Fund may not purchase securities of any company in which any officer or director of the Fund or of its investment adviser beneficially owns more than 1/2 of 1% of the outstanding securities or in which all of the officers or directors of the Fund and its investment adviser, as a group, own more than 5% of such securities.

        The  Board   recommends  that   shareholders   vote  to  eliminate  this
restriction.

        There is no legal requirement that a fund have a fundamental restriction limiting or prohibiting the purchase of securities of companies that are also owned by affiliated parties of the fund. This restriction was derived from state laws that are no longer applicable. The concerns that this restriction was designed to address are sufficiently safeguarded against by provisions of the 1940 Act applicable to the Fund, as well as by the Fund's other investment policies. Specifically, to the extent that this restriction seeks to limit possible conflicts of interest arising out of transactions with affiliated parties, the restriction is unnecessary and unduly burdensome since the Fund is subject to the extensive affiliated transaction provisions of the 1940 Act. Because this restriction does not provide any additional protections to shareholders and may hinder the Board in pursuing investment strategies that may be advantageous to the Fund, the Board recommends that this investment restriction be eliminated.

m.      ELIMINATION OF FUNDAMENTAL RESTRICTION ON PURCHASE OF EQUITY SECURITIES

        Short-Term Bond Fund's current fundamental restriction concerning the purchase of equity securities is as follows:

              The Fund may not purchase equity securities. This shall not be deemed to prohibit the acquisition of equity securities resulting from the ownership of debt securities, as, for example, the conversion of convertible bonds or an exchange in connection with a corporate reorganization.

        The Board recommends that shareholders vote to eliminate this restriction. This is an outdated restriction that fulfills no legal or regulatory requirements. It is not necessary for the Fund to state affirmatively the type of investments it does not intend to make. In addition, elimination of this restriction would aid in standardizing the fundamental restrictions of the INVESCO Funds, as few of the INVESCO Funds currently have such a restriction. It is not expected that elimination of this restriction will have any impact on how the Fund is managed or the securities in which it invests.

n.  ELIMINATION  OF  FUNDAMENTAL   RESTRICTION  PROHIBITING  INVESTMENT  IN  THE
    SECURITIES OF NEWLY FORMED ISSUERS

        Short-Term  Bond  Fund's  current  fundamental   restriction  concerning
investments in the securities of newly formed issuers is as follows:

              The Fund may not purchase the securities of any issuer having a record, together with predecessors, of less than three years continuous operations.

        The Board recommends that shareholders vote to eliminate this fundamental investment restriction. This restriction is derived from a state
"blue sky" requirement that is no longer applicable. Because newly formed companies have no proven track record in business, their prospects may be uncertain. Their securities may fluctuate in price more widely than the securities of established companies. The Board has concluded that the proposed elimination would benefit the Fund by providing more investment flexibility. Elimination of the restriction will give the Fund the ability to invest in newly formed or unseasoned issuers. INVESCO may use this ability.

o. ELIMINATION OF FUNDAMENTAL RESTRICTION ON INVESTMENTS IN OIL, GAS AND OTHER MINERAL EXPLORATION PROGRAMS

        Short-Term Bond Fund has a fundamental restriction specifying that the Fund may not "buy or sell oil, gas or other mineral interests or exploration programs." Investment in oil, gas, or other mineral exploration programs is not prohibited under federal standards for mutual funds, but was prohibited in the past by some state regulations. Because these state law restrictions are no longer applicable, the Board recommends that shareholders vote to eliminate this fundamental restriction to provide for greater investment flexibility.

p.      ELIMINATION  OF  FUNDAMENTAL   RESTRICTION  ON  JOINT  PARTICIPATION  IN
        SECURITIES TRADING ACCOUNTS AND ON INVESTING IN WARRANTS

        Short-Term Bond Fund's current fundamental restriction concerning joint participation in securities trading accounts and the purchase of warrants states:

              The Fund may not participate on a joint or joint and several basis in any securities trading account, or purchase warrants.

        The Board recommends that shareholders of the Fund vote to eliminate this restriction. This restriction is derived from a 1940 Act requirement, which makes it unlawful for a registered investment company to participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which such registered investment company is a participant. The 1940 Act does not, however, require that this limitation be stated as a fundamental restriction. Accordingly, the Board recommends that this restriction be eliminated.

        The Board also recommends that shareholders vote to eliminate this restriction because it prohibits the purchase of warrants. This restriction also was derived from state laws that are no longer applicable. The concerns that this restriction was designed to address are sufficiently safeguarded against by provisions of the 1940 Act applicable to the Fund, as well as by the Fund's other investment policies. Accordingly, the Board recommends the elimination of this restriction to provide for greater investment flexibility.

q.      MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

        Short-Term Bond Fund's current fundamental restriction concerning the concentration of investments primarily in one industry is as follows:

              The Fund may not invest more than 25% of the Fund's total assets in any one industry, excluding government securities. Telephone utilities, water, gas, and electric utilities shall be considered separate industries.

        The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

              The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

        If the proposed revision is approved, the Board would also adopt the following non-fundamental restriction:


              With  respect  to  the  fundamental   limitation  (___),
              domestic and foreign banking will be considered to be different industries.


        The  primary   purpose  of  the   modification  is  to  eliminate  minor
differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations. It is not expected that this revision will lead to any changes in the Fund's practices with respect to investment concentration.



        REQUIRED VOTE. Approval of Proposal 2 requires the affirmative vote of a "majority of the outstanding voting securities" of Short-Term Bond Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or
(2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 2 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.


        THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
                           "FOR" PROPOSAL 2


---------------------------------------------------------------------------


        PROPOSAL 3.   TO ELECT THE DIRECTORS OF BOND FUNDS

        The Board of Bond Funds has nominated the individuals identified below for election to the Board at the Meeting. Bond Funds currently has ten directors. Vacancies on the Board are generally filled by appointment by the remaining directors. However, the 1940 Act provides that vacancies may not be filled by directors unless thereafter at least two-thirds of the directors shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten directors. Consistent with the provisions of Bond Funds' by-laws, and as permitted by Maryland law, Bond Funds does not anticipate holding annual shareholder meetings. Thus, the directors will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.

        All of the Independent Directors now being proposed for election were nominated and selected by Independent Directors. Eight of the ten current directors are Independent Directors.

        The persons named as attorneys-in-fact in the enclosed proxy have advised Bond Funds that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

        The nominees for director, their ages, a description of their principal occupations, the number of Short-Term Bond Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.



                                                                          NUMBER OF SHORT-
                      PRINCIPAL OCCUPATION AND       DIRECTOR OR          TERM BOND FUND           MEMBER OF
NAME, POSITION WITH   BUSINESS EXPERIENCE (DURING    EXECUTIVE OFFICER    SHARES BENEFICIALLY      COMMITTEE
BOND FUNDS, AND AGE   THE PAST FIVE YEARS)           OF BOND              OWNED DIRECTLY OR        ---------
-------------------   --------------------           FUNDS SINCE          INDIRECTLY ON
                                                     -----------          DEC. 31, 1998(1)
                                                                          -------------

CHARLES W. BRADY,     Chief Executive Officer and    1993                 0                        (3), (5), (6)
CHAIRMAN OF THE       Director of AMVESCAP PLC,
BOARD, AGE 63*        London, England, and of
                      various subsidiaries
                      thereof.  Chairman of the
                      Board of INVESCO Global
                      Health Sciences Fund.


FRED A. DEERING,      Trustee of INVESCO Global      1993                 10.5070                  (2), (3), (5)
VICE CHAIRMAN OF      Health Sciences Fund.
THE BOARD, AGE 71     Formerly, Chairman of the
                      Executive Committee and
                      Chairman of the Board of
                      Security Life of Denver
                      Insurance Company, Denver,
                      Colorado; Director of ING
                      American Holdings Company,
                      and First ING Life Insurance
                      Company of New York.

MARK H. WILLIAMSON,   President, Chief Executive     1998                 0                        (3), (5)
PRESIDENT, CHIEF      Officer, and Director,
EXECUTIVE OFFICER,    INVESCO Distributors Inc.;
AND DIRECTOR, AGE     President, Chief Executive
47*                   Officer, and Director,
                      INVESCO; President, Chief
                      Operating Officer and
                      Trustee, INVESCO Global
                      Health Sciences Fund.
                      Formerly, Chairman of the
                      Board and Chief Executive
                      Officer, NationsBanc
                      Advisors, Inc. (1995-1997);
                      Chairman of the Board,
                      NationsBanc Investments,
                      Inc. (1997-1998).

DR. VICTOR L.         Professor Emeritus, Chairman   1993                 10.5070                  (4), (6), (8)
ANDREWS,              Emeritus and Chairman of the
DIRECTOR, AGE 68      CFO Roundtable of the
                      Department of Finance of
                      Georgia State University,
                      Atlanta, Georgia and
                      President, Andrews Financial
                      Associates, Inc. (consulting
                      firm). Formerly, member of
                      the faculties of the Harvard
                      Business School and the
                      Sloan School of Management
                      of MIT. Dr. Andrews is also
                      a director of the Sheffield
                      Funds, Inc.


BOB R. BAKER,         President and Chief            1993                 10.5070                  (3), (4), (5)
DIRECTOR, AGE 62      Executive Officer of AMC
                      Cancer Research Center,
                      Denver, Colorado, since
                      January 1989; until December
                      1988, Vice Chairman of the
                      Board, First Columbia
                      Financial Corporation,
                      Englewood, Colorado. Formerly,
                      Chairman of the Board and
                      Chief Executive Officer of
                      First Columbia Financial
                      Corporation.

                                       32

                                                                          NUMBER OF SHORT-
                      PRINCIPAL OCCUPATION AND       DIRECTOR OR          TERM BOND FUND           MEMBER OF
NAME, POSITION WITH   BUSINESS EXPERIENCE (DURING    EXECUTIVE OFFICER    SHARES BENEFICIALLY      COMMITTEE
BOND FUNDS, AND AGE   THE PAST FIVE YEARS)           OF BOND              OWNED DIRECTLY OR        ---------
-------------------   --------------------           FUNDS SINCE          INDIRECTLY ON
                                                     -----------          DEC. 31, 1998(1)
                                                                          -------------
LAWRENCE H. BUDNER,   Trust Consultant.  Prior to    1993                 10.5070                  (2), (6), (7)
DIRECTOR, AGE 68      June 1987, Senior Vice
                      President and Senior Trust
                      Officer, InterFirst Bank,
                      Dallas, Texas.

DR. WENDY LEE GRAMM,  Self-employed (since 1993).    1997                 10.5070                  (4), (8)
DIRECTOR, AGE 54      Professor of Economics and
                      Public Administration,
                      University of Texas at
                      Arlington.  Formerly,
                      Chairman, Commodities
                      Futures Trading Commission
                      (1988-1993); Administrator
                      for Information and
                      Regulatory Affairs, Office
                      of Management and Budget
                      (1985-1988); Executive
                      Director, Presidential Task
                      Force on Regulatory Relief;
                      Director, Federal Trade
                      Commission's Bureau of
                      Economics;   Director of the
                      Chicago Mercantile Exchange;
                      Enron Corporation; IBP,
                      Inc.; State Farm Insurance
                      Company; Independent Women's
                      Forum; International
                      Republic Institute; and the
                      Republican Women's Federal
                      Forum.

KENNETH T. KING,      Presently retired.             1993                 10.5070                  (2), (3), (5), (6), (7)
DIRECTOR, AGE 73      Formerly, Chairman of the
                      Board, The Capitol Life
                      Insurance Company,
                      Providence Washington
                      Insurance Company, and
                      Director of numerous U.S.
                      subsidiaries thereof.
                      Formerly, Chairman of the
                      Board, The Providence
                      Capitol Companies in the
                      United Kingdom and
                      Guernsey.  Until 1987,
                      Chairman of the Board,
                      Symbion Corporation.

JOHN W. MCINTYRE,     Presently retired. Formerly,   1995                 10.5070                  (2), (3), (5), (7)
DIRECTOR, AGE 68      Vice Chairman of the Board ,
                      The Citizens and Southern
                      Corporation; Chairman of the
                      Board and Chief Executive
                      Officer, The Citizens and
                      Southern Georgia
                      Corporation; Chairman of the
                      Board and Chief Executive
                      Officer , The Citizens and
                      Southern National Bank.
                      Trustee of INVESCO Global
                      Health Sciences Fund and
                      Gables Residential Trust,
                      Employee's Retirement System
                      of Georgia, Emory
                      University, and J.M. Tull
                      Charitable Foundation;
                      Director of Kaiser
                      Foundation Health Plans of
                      Georgia, Inc.

DR. LARRY SOLL,       Presently retired.             1997                 10.5070                  (4), (8)
DIRECTOR, AGE 56      Formerly, Chairman of the
                      Board (1987-1994), Chief
                      Executive Officer (1982-1989
                      and 1993-1994) and President
                      (1982-1989) of Synergen
                      Inc.  Director of Synergen,
                      Inc. since incorporation in
                      1982.  Director of Isis
                      Pharmaceuticals, Inc.
                      Trustee of INVESCO Global
                      Health Sciences Fund.

*Because of his affiliation with INVESCO, with Short-Term Bond Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of Bond Funds as that term is defined in the 1940 Act.
(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive Committee

(4) = Member of the Management Liaison  Committee
(5) = Member of the  Valuation  Committee
(6) = Member of the Compensation Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee


        The Board of Bond Funds has audit, management liaison, soft dollar brokerage, and derivatives committees, consisting of Independent Directors, and compensation, executive and valuation committees consisting of both Independent Directors and non-independent directors. The Board does not have a nominating committee. The audit committee, consisting of four Independent Directors, meets quarterly with Bond Funds' independent accountants and executive officers of Bond Funds. This committee reviews the accounting principles being applied by Bond Funds in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of Bond Funds' business, except for certain powers which, under applicable law and/or Bond Funds' by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Bond Funds, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by Bond Funds, and to review policies and procedures Bond Funds' adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by Bond Funds. The committee monitors derivatives usage by Bond Funds and the procedures utilized by Bond Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.

        Each independent director receives an annual retainer of $56,000 for their service to the INVESCO Funds. Additionally, each independent director receives $3,000 for in-person attendance at each board meeting and $1,000 for in-person attendance at each committee meeting. The chairman of the audit and management liaison committees receive an annual fee of $4,000 for serving in such capacity.

        During the past fiscal year, the Board met five times, the audit committee met four times, the compensation committee met once, the management liaison committee met four times, the soft dollar brokerage committee met two times, and the derivatives committee met two times. The executive committee did not meet. During Bond Funds' last fiscal year, each director attended 75% or more of the Board meetings and meeting of the committees of the Board on which he or she served.


        The Independent Directors nominate individuals to serve as Independent Directors, without any specific nominating committee. The Board ordinarily will not consider unsolicited director nominations recommended by Short-Term Bond Fund shareholders. The Board, including its Independent Directors, unanimously approved the nomination of the foregoing persons to serve as directors and directed that the election of these nominees be submitted to Short-Term Bond Fund's shareholders.

        The following table sets forth information relating to the compensation paid to directors during the last fiscal year:

                                COMPENSATION TABLE

                                            AMOUNTS PAID DURING THE MOST RECENT
                                           FISCAL YEAR BY BOND FUNDS TO DIRECTORS


                                AGGREGATE     PENSION OR RETIREMENT                            TOTAL COMPENSATION
                               COMPENSATION    BENEFITS ACCRUED AS      ESTIMATED ANNUAL       FROM BOND FUNDS AND
                                   FROM         PART OF BOND FUNDS       BENEFITS UPON        THE OTHER 14 INVESCO
NAME OF PERSON, POSITION       BOND FUNDS(1)       EXPENSES(2)            RETIREMENT(3)          FUNDS PAID TO
------------------------       -------------       -----------            -------------           DIRECTORS(1)
                                                                                                  ------------

FRED A DEERING, VICE
CHAIRMAN OF THE BOARD            $6,464              $2,112                  $1,356                $103,700
DR. VICTOR L. ANDREWS,
DIRECTOR                         $6,305              $1,996                  $1,569                $80,350
BOB R. BAKER, DIRECTOR           $6,518              $1,783                  $2,103                $84,000
LAWRENCE H. BUDNER, DIRECTOR     $6,189              $1,996                  $1,569                $79,350
DANIEL D. CHABRIS(4), DIRECTOR   $6,344              $2,158                  $1,171                $70,000
KENNETH T. KING, DIRECTOR        $5,957              $2,194                  $1,230                $77,050
JOHN W. MCINTYRE, DIRECTOR       $6,108                $0                      $0                  $98,500
DR. WENDY L. GRAMM, DIRECTOR     $6,067                $0                      $0                  $79,000
DR. LARRY SOLL, DIRECTOR         $6,108                $0                      $0                  $96,000
                              -------------      ---------------          -------------        ---------------
TOTAL                           $56,060              $12,239                 $8, 998               $767,950
-----
AS A PERCENTAGE OF NET ASSETS   0.0044%5             0.0010%5                                      0.0046%6
-----------------------------

_________________________
(1) The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and the Independent Directors members of the executive and valuation committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These figures represent Bond Funds' share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are farther from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a director effective September 30, 1998.

(5) Total as a percentage of Bond Funds' net assets as of August 31, 1998.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

        Bond Funds pays its Independent Directors, Board vice chairman, and committee chairmen and committee members the fees described above. Bond Funds also reimburses its Independent Directors for travel expenses incurred in attending meetings. Charles W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Director, as "interested persons" of Bond Funds and of other INVESCO Funds receive compensation and are reimbursed for travel expenses incurred in attending meetings as officers or employees of INVESCO or its affiliated companies, but do not receive any director's fees or other compensation from Bond Funds or other INVESCO Funds for their services as directors.

        The overall direction and supervision of Bond Funds is the responsibility of the Board, which has the primary duty of ensuring that the Funds' general investment policies and programs are adhered to and that the Funds are properly administered. The officers of Bond Funds, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of the Funds. The investment adviser for Bond Funds has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

        All of the officers and directors of Bond Funds hold comparable positions with the following INVESCO Funds: INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc. and INVESCO Multiple Asset Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Funds, Inc. (formerly INVESCO Growth Fund, Inc.), INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of Bond Funds also serve as trustees of INVESCO Value Trust and INVESCO Treasurer's Series Trust.

        The Boards of the funds managed by INVESCO have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940
Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") if the annual basic retainer and annualized board meeting fees payable by the Funds to the Qualified Director at the time of his or her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the Funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the Funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. Bond Funds began making payments to Mr. Chabris as of October 1, 1998 under the Plan. Bond Funds has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

        The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts have been invested in shares of certain INVESCO Funds. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of such INVESCO Funds, in addition to any Fund shares that the Independent Director may own directly or beneficially.

        REQUIRED VOTE. Election of each nominee as a director of Bond Funds requires the vote of a plurality of all the outstanding shares of Short-Term Bond Fund present at the Meeting, and of the other series of Bond Funds at concurrent meetings, in the aggregate, in person or by proxy.


           THE BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNAMIMOUSLY
                RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF
                           THE NOMINEES IN PROPOSAL 3



--------------------------------------------------------------------------------


        PROPOSAL 4: RATIFICATION OR REJECTION OF SELECTION OF INDEPENDENT ACCOUNTANTS.

        The Board of Bond Funds, including all of its Independent Directors, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of Short-Term Bond Fund, subject to ratification by Short-Term Bond Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in Short-Term Bond Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

        The independent accountants examine annual financial statements for Short-Term Bond Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the directors reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

        REQUIRED VOTE. Ratification of the selection of PricewaterhouseCoopers LLP as independent accountants requires the vote of a majority of the votes present at the Meeting.


             THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 4


--------------------------------------------------------------------------------



                                 OTHER BUSINESS

        The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


                   INFORMATION CONCERNING ADVISER, DISTRIBUTOR
                            AND AFFILIATED COMPANIES


        INVESCO, a Delaware corporation, serves as Short-Term Bond Fund's investment adviser, and provides other services to Short-Term Bond Fund and Bond Funds. IDI, a Delaware corporation that serves as Short-Term Bond Fund's distributor, is a wholly owned subsidiary of INVESCO. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"). INAH is an indirect wholly owned subsidiary of AMVESCAP PLC.7 The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO's, INAH's and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. INVESCO currently serves as investment adviser of 14 open-end investment companies having approximate aggregate net assets in excess of $21.1 billion as of December 31, 1998.


        The principal executive officers and directors of INVESCO and their principal occupations are:


        Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also, President and Chief Executive Officer of IDI; and
Charles P. Mayer, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Ronald L. Grooms, Director, Senior Vice President and Treasurer, also, Director, Senior Vice President and Treasurer of IDI; Richard W. Healey, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Timothy J. Miller, Director and Senior Vice

_____________________

(7) The intermediary companies  between  INAH and  AMVESCAP  PLC are as follows:
INVESCO, Inc., AMVESCAP Group Services, Inc., AVZ, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

President, also, Senior Vice President and Director of IDI; and Glen A. Payne, Senior Vice President, Secretary and General Counsel, also, Senior Vice President, Secretary and General Counsel of IDI.


        The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.


        Pursuant to an Administrative Services Agreement between Bond Funds and INVESCO, INVESCO provides administrative services to Bond Funds, including sub-accounting and recordkeeping services and functions. During the fiscal year ended August 31, 1998, Bond Funds paid INVESCO, which also serves as Bond Funds' registrar, transfer agent and dividend disbursing agent, total compensation of $2,138,292 for such services.



                                  MISCELLANEOUS

AVAILABLE INFORMATION

        Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

        Certain legal matters in connection with the issuance of Select Income Fund shares as part of the Reorganization will be passed upon by Select Income Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS

        The audited financial statements of Select Income Fund and Short-Term Bond Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to shareholders for the fiscal year ended August 31, 1998. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A

                             PRINCIPAL SHAREHOLDERS



      The following table sets forth the beneficial ownership of each Fund's outstanding equity securities as of March 21, 1999 by each beneficial owner of 5% or more of a Fund's outstanding equity securities.


                                           AMOUNT AND NATURE
                                           -----------------
NAME AND ADDRESS                           OF OWNERSHIP       PERCENTAGE
----------------                           ------------       ----------

SELECT INCOME FUND
------------------

Charles Schwab & Co. Inc.                    13,839,097.5490       16.52%
Special Custody Account for the                  Record
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA   94104-4122

INVESCO Trust Company                         6,174,812.6520        7.37%
Morris Communications Corporation                Record
Employees' Profit Sharing Retirement Plan
725 Broad Street
Augusta, GA 30901-1336

National Financial Services Corporation       4,783,306.8130        5.71%
The Exclusive Benefit of Customers               Record
One World Financial Center
200 Liberty Street, 5th Floor
Attn: Kate Recon
New York, NY 10281

Prudential Securities Inc.                    4,231,674.7270         5.05%
Acct 910-404559-000                              Record
Attn:  Mutual Funds
1 New York Plaza
New York, NY  10004-1901

SHORT-TERM BOND FUND
--------------------
Charles Schwab & Co., Inc.                  191,062.9350            9.74%
Special Custody Account for the                  Record
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA   94104-4122

Merrill Lynch                               140,407.2470            7.15%
Security # 97MLO                                 Record
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486

INVESCO Trust Co Cust                       118,085.2600            6.02%
Charles Halff                                    Record
SEC 403B Plan 10/25/76
Christian-Jew Foundation
4105 Shady Oak Drive
San Antonio, Texas 78229-4721

                                   APPENDIX B



                     PLAN OF REORGANIZATION AND TERMINATION
                     --------------------------------------


      THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made by INVESCO Bond Funds, Inc., a Maryland corporation ("Corporation"), on behalf of INVESCO Short-Term Bond Fund ("Target") and INVESCO Select Income Fund ("Acquiring Fund"), and is effective as of the date of its adoption by Corporation's board of directors. (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland. Each Fund is a duly established and designated segregated portfolio of assets ("series") of Corporation.

      This Plan is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV") without the imposition of a front-end sales charge and (2) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act"); in addition, they are subject to maximum management fees of similar amounts (I.E., Target is subject to a management fee of up to 0.50% of its net assets, while Acquiring Fund's management fee is up to 0.55% of its net assets).

1.    THE REORGANIZATION
      ------------------

      1.1. Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

          (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

          (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on June 4, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Corporation's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names.

4.    CONDITIONS
      ----------

      Each Fund's obligations hereunder are subject to satisfaction of each condition indicated in this section 4 as being applicable to it either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

      4.1. CONDITIONS TO EACH FUND'S OBLIGATIONS:
           -------------------------------------

            4.1.1. This Plan and the transactions contemplated hereby shall have been approved by Target's shareholders in accordance with applicable law;

            4.1.2 The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

            4.1.3. Corporation's management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and
      (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, Corporation's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does Corporation's management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

            4.1.4. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.1.5. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

            4.1.6. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

            4.1.7. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            4.1.8. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets thereof held immediately before the Reorganization;

            4.1.9. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.1.10. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code;

            4.1.11. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

            4.1.12. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4 (and treat them as representations by Corporation to Counsel) and may rely as to any factual matters, exclusively and without independent verification, on such representations and any other representations made to Counsel by responsible officers of Corporation. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

               4.1.12.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               4.1.12.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

               4.1.12.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

               4.1.12.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

               4.1.12.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

               4.1.12.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 4.1.12.2 and 4.1.12.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

4.2.  CONDITIONS TO ACQUIRING FUND'S OBLIGATIONS:
      ------------------------------------------

      4.2.1. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

      4.2.2. The Liabilities were incurred by Target in the ordinary course of its business;

      4.2.3. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

      4.2.4. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

      4.2.5. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

      4.2.6. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter.

4.3.  CONDITIONS TO TARGET'S OBLIGATIONS:
      ----------------------------------

      4.3.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

      4.3.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

      4.3.3. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

      4.3.4. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

      4.3.5. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of

Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

             4.3.6. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

             4.3.7. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

             4.3.8. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target.

5.    EXPENSES
      --------

      Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.    TERMINATION
      -----------

      Corporation's board of directors may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

7.    GOVERNING LAW
      -------------

      This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

                           INVESCO SELECT INCOME FUND

                          INVESCO SHORT-TERM BOND FUND
                  (EACH, A SERIES OF INVESCO BOND FUNDS, INC.)

                              7800 E. UNION AVENUE
                             DENVER, COLORADO 80237

                       STATEMENT OF ADDITIONAL INFORMATION

        This Statement of Additional Information relates specifically to the proposed Reorganization whereby INVESCO Select Income Fund ("Select Income Fund") would acquire the assets of INVESCO Short-Term Bond Fund ("Short-Term Bond Fund") in exchange solely for shares of common stock of Select Income Fund and the assumption by Select Income Fund of Short-Term Bond Fund's liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein:

        (1) The Statement of Additional Information of Select Income Fund, dated January 1, 1999.

        (2) The Statement of Additional Information of Short-Term Bond Fund, dated January 1, 1999.

        (3) The Annual Report to Shareholders of Select Income Fund for the fiscal year ended August 31, 1998.

        (4) The Annual Report to Shareholders of Short-Term Bond Fund for the fiscal year ended August 31, 1998.


        This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated March 23, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-646-8372. This Statement of Additional Information is dated March 23, 1999.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

        Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16 (1) below. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 16.  Exhibits

     Exhibit
     Number     Description
     ------     -----------

       (1)      (a)  Articles of Incorporation (Charter).1

                (b)  Articles of Amendment dated October 28, 1998.3

       (2)      Bylaws as amended July 21, 1993.1

       (3)      Not applicable.


       (4) A copy of the form of the Plan of Reorganization is included in the Prospectus/Proxy Statement as Appendix B and is incorporated by reference herein.


       (5) Provisions of instruments defining the rights of holders of Registrants securities are contained in the Articles of Incorporation Articles III, IV, VI and VII and By-laws Articles I, II, V, VI, VII, VIII, IX and XII.

       (6)      Investment  Advisory   Agreement between  Registrant and INVESCO
                Funds Group, Inc. dated February 28, 1997.2

       (7)      (a)  General  Distribution   Agreement  between  Registrant  and
                     INVESCO Funds Group, Inc. dated February 28, 1997.2

                (b)  General  Distribution   Agreement  between  Registrant  and
                     INVESCO Distributors, Inc. dated September 30, 1997.2

       (8)      (a)  Defined   Benefit    Deferred    Compensation    Plan   for
                     Non-Interested Directors and Trustees.2

                (b)  Amended  Defined   Compensation  Plan  for   Non-Interested
                     Directors and Trustees.3

       (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1994.1

                (a)  Amendment to Custody Agreement dated October 25, 1995.1

                (b)  Data Access Addendum dated May 19, 1997.2

       (10) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.2

                (a) Amendment of Plan and Agreement of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.1

                (b) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.2

                (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.2


       (11) Opinion and Consent of Kirkpatrick & Lockhart LLP as to the legality of the securities being registered.4


       (12)     (a)  Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Short-Term Bond Fund (to be filed).

                (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Select Income Fund (to be filed).

       (13)     (a)  Administrative  Services  Agreement between  Registrant and
                     INVESCO Funds Group, Inc. dated February 28, 1997.2

                (b) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.2

       (14)     Consent of PricewaterhouseCoopers LLP (filed herewith).

       (15)     Financial Statements - None

       (16) Powers of Attorney - incorporated herein by reference to Powers of Attorney filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994,
                October 23, 1995, October 30, 1996 and October 30, 1997.


        (17)     Form of Amended Proxy (filed herewith)


-----------------------------------------------

(1) Previously filed on EDGAR with Post-Effective Amendment No.36 to the Registrant's Registration Statement on October 30, 1996 and incorporated herein by reference.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 37 on October 30, 1997 and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on October 29, 1998 and incorporated herein by reference.


(4) Incorporated herein by reference to the Registration Statement on Form N-14 filed on January 21, 1999.



Item 17.  Undertakings.

        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (33 Act), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


        As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 17th day of March 1999.



                                     INVESCO Bond Funds, Inc.
                                     (formerly INVESCO Income Funds, Inc.)



/s/ Glen A. Payne                           By:   /s/ Mark H. Williamson
-----------------                               ------------------------
Glen A. Payne                                      Mark H. Williamson
Secretary                                          President


        Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                      Date
---------                            -----                      ----

                                  President, Director and
 /s/ Mark H. Williamson           Chief Executive Officer         March 17, 1999
-----------------------------
Mark H. Williamson




 /s/ Ronald L. Grooms             Treasurer and                   March 17, 1999
-----------------------------     Chief Financial and
Ronald L. Grooms                  Accounting Officer




*                                 Director                        March 17, 1999
-----------------------------
Victor L. Andrews




*                                 Director                        March 17, 1999
-----------------------------
Bob R. Baker

*                                 Director                        March 17, 1999
-----------------------------
Charles W. Brady




*                                 Director                        March 17, 1999
-----------------------------
Wendy L. Gramm




*                                 Director                        March 17, 1999
-----------------------------
Lawrence H. Budner




*                                 Director                        March 17, 1999
-----------------------------
Fred A. Deering




*                                 Director                        March 17, 1999
-----------------------------
Larry Soll




*                                 Director                        March 17, 1999
-----------------------------
Kenneth T. King




*                                 Director                        March 17, 1999
-----------------------------
John W. McIntyre

By  *                                                             March 17, 1999
     ------------------------
       Edward F. O'Keefe
       Attorney in Fact




By  */s/ Glen A. Payne                                            March 17, 1999
    --------------------------
       Glen A. Payne
       Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23, 1995, October 30,
1996 and October 30, 1997.

                            INVESCO BOND FUNDS, INC.
                                  EXHIBIT LIST
                                  ------------


  EXHIBIT
  NUMBER
  -------

    (14)     Consent of PricewaterhouseCoopers LLP

    (17)     Form of Amended Proxy